Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Vested Stock Options	Founders	Additional Paid-in Capital	Additional Paid-in Capital Vested Stock Options	Accumulated deficit	Accumulated deficit Founders	Tender Offer	Tender Offer Accumulated deficit	IPO	IPO Additional Paid-in Capital	Series A Preferred Stock	Series A Preferred Stock Tender Offer	Series A Preferred Stock IPO	Series B Preferred Stock	Series B Preferred Stock Tender Offer	Series B Preferred Stock IPO	Series C Preferred Stock	Series C Preferred Stock IPO	Series D Preferred Stock	Series D Preferred Stock IPO	Series E Preferred Stock	Series E Preferred Stock IPO	Series T Preferred Stock	Series T Preferred Stock IPO	Common Class A	Common Class A IPO	Common Class A Class B Convert To Class A	Common Class B	Common Class B Vested Stock Options	Common Class B Unvested Stock Options	Common Class B Founders	Common Class B Tender Offer	Common Class B IPO	Common Class B Class B Convert To Class A
Beginning balance at Dec. 31, 2012	$ 12,078			$ 1,065		$ (30,766)						$ 4,624			$ 11,941			$ 25,196											$ 18
Beginning balance, shares at Dec. 31, 2012												13,173,240			11,416,062			8,452,864											17,795,636
Net income (loss)	(26,854)					(26,854)
Exercise of stock options		$ 337			$ 337
Vesting of early exercised stock options	166			166
Exercise of stock options, shares																														354,939	350,524
Repurchase of stock			$ (5,057)				$ (5,056)																									$ (1)
Repurchase of stock, shares																															(44,505)	(1,498,464)
Issuance of stock	69,930																			$ 69,930
Issuance of stock, shares																				9,440,324
Costs related to issuance of stock																				$ (69)
Stock-based compensation	2,300			2,300
Ending balance at Dec. 31, 2013	52,900			3,868		(62,676)						$ 4,624			$ 11,941			$ 25,196		$ 69,930									$ 17
Ending balance, shares at Dec. 31, 2013												13,173,240			11,416,062			8,452,864		9,440,324									16,958,130
Net income (loss)	(26,758)					(26,758)
Exercise of stock options		590			590
Vesting of early exercised stock options	191			191
Exercise of stock options, shares																														487,821	6,850
Repurchase of stock, shares																															(6,750)
Stock-based compensation	4,271			4,271
Ending balance at Dec. 31, 2014	31,194			8,920		(89,434)						$ 4,624			$ 11,941			$ 25,196		$ 69,930									$ 17
Ending balance, shares at Dec. 31, 2014												13,173,240			11,416,062			8,452,864		9,440,324									17,446,051
Net income (loss)	(35,504)					(35,504)
Exercise of stock options		3,128			3,126																									$ 2
Deemed dividend in relation to tender offer	(3,392)					(3,392)
Vesting of early exercised stock options	201			201
Exercise of stock options, shares																														1,696,318	70,874
Issuance of Series T convertible preferred Stock in acquisition	3,087																							$ 3,087
Repurchase of stock								$ (17,393)	$ (17,076)				$ (32)			$ (283)																	$ (2)
Issuance of Series T convertible preferred Stock in acquisition, shares																								897,618
Repurchase of stock, shares													(96,749)			(269,167)															(20,084)		(1,869,156)
Issuance of stock	125,448																					$ 125,448
Issuance of stock, shares																						11,494,249
Costs related to issuance of stock																						$ (4,600)
Stock-based compensation	9,856			9,856
Ending balance at Dec. 31, 2015	116,625			22,103		(145,406)						$ 4,592			$ 11,658			$ 25,196		$ 69,930		$ 125,448		$ 3,087					$ 17
Ending balance, shares at Dec. 31, 2015												13,076,491			11,146,895			8,452,864		9,440,324		11,494,249		897,618					17,324,003
Net income (loss)	(17,462)					(17,462)
Exercise of stock options		$ 3,569			$ 3,567																									$ 2
Vesting of early exercised stock options	177			177
Exercise of stock options, shares																														1,061,003	125,802
Vesting of restricted stock units																													13,754
Value of equity awards withheld for tax liability	(79)			(79)
Repurchase of stock, shares																															(1,625)
Value of equity awards withheld for tax liability, shares																													(5,285)
Issuance of stock										$ 160,426	$ 160,414																$ 12
Issuance of stock, shares																											11,500,000
Costs related to issuance of stock										$ (4,724)	(4,724)
Conversion of shares, value											$ 239,857			$ (4,592)			$ (11,658)		$ (25,196)		$ (69,930)		$ (125,448)		$ (3,087)									$ 54
Conversion of shares, shares														(13,076,491)			(11,146,895)		(8,452,864)		(9,440,324)		(11,494,249)		(897,618)			147,711						54,508,441	(147,711)
Stock-based compensation	8,689			8,689
Excess income tax benefit from stock-based compensation (unaudited)	12			12
Ending balance at Jun. 30, 2016	$ 267,233			$ 430,016		$ (162,868)																				$ 12			$ 73
Ending balance, shares at Jun. 30, 2016																										11,647,711			72,878,382